Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,428,242)	$ (4,735,702)
Net income from discontinued operations	912,298	405,921
Net loss from continuing operations	(3,340,540)	(5,141,623)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	756
Unrealized loss on digital assets	292,717
Stock compensation expense	1,191,281	1,736,736
Changes in operating assets and liabilities:
Increase in accounts receivable, net	(11,656)
Decrease in advance to suppliers, net	811,679
Increase in prepaid expenses and other current assets	(3,202)	(3,171,083)
Increase (Decrease) in accounts payable	37,767	(300)
Increase (Decrease) in accrued liabilities and other payables	6,917	4,940
Increase in taxes payable	30,424
Net cash used in operating activities from continuing operations	(983,857)	(6,571,330)
Net cash provided by operating activities from discontinued operations	799,040	185,753
Net cash used in operating activities	(184,817)	(6,385,577)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(6,330)
Purchase of digital assets	(3,599,441)
Gains from sale of digital assets	81,730
Cash received from sale of subsidiary	199,826
Cash disposed as a result of disposal of subsidiaries	(932,492)
Loan to related parties	(575,249)	(550,695)
Repayment of loan to third party	200,000
Net cash used in investing activities from continuing operations	(4,631,956)	(550,695)
Net cash provided by (used in) investing activities from discontinued operations	1,020	(1,704,691)
Net cash used in investing activities	(4,630,936)	(2,255,386)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stock	4,058,212	7,995,267
Net cash provided by financing activities from continuing operations	4,058,212	7,995,267
Net cash used in financing activities from discontinued operations	(221,046)	(124,302)
Net cash provided by financing activities	3,837,166	7,870,965
EFFECT OF EXCHANGE RATE CHANGES ON CASH	40,805	11,406
NET DECREASE IN CASH	(937,782)	(758,592)
CASH, BEGINNING OF PERIOD (INCLUDED $ 1,535,015 and $1,668,069 FROM DISCONTINUED OPERATIONS)	2,118,941	1,668,291
CASH, END OF PERIOD	1,181,159	909,699
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS:
Cash and equivalents	1,181,159	873,464
Cash and equivalents included in discontinued operations		36,235
Supplemental disclosure information of cash flow:
Cash paid for income tax
Cash paid for interest	688	33,679
Supplemental non-cash information:
Right of use assets obtained in exchange for operating lease liability		71,398
Issuance of common stock in exchange for digital assets (USDT)	1,404,563
Issuance of common stock in exchange for subscription receivable	4,814,678
Investor deposit received	1,585,437
Loan receivable to a third party funded through transfer of digital assets (USDT)	$ 1,998,264